16. Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

16.	Fair Value Measurement

There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. The following method and assumptions were used to estimate the fair value on a non-recurring basis as at December 31, 2018 and 2017:

Cash and cash equivalents, restricted cash, accounts receivable and payable, short term borrowings, accrued liabilities, advance from customers and other current liabilities — costs approximates fair value because of the short maturity period.

The fair value of convertible bonds was classified in Level 3 of the fair value hierarchy, and uses binomial model. The estimated fair value of convertible bond with Union Sky was $12,879 as of February 12, 2017 (see Note 20 Convertible Bonds).

The fair value of options issued to Lighting Charm Limited was classified in Level 3 of the fair value hierarchy, and uses binomial model. The estimated fair value of options issued to Lighting Charm Limited was $1,260 as of August 21, 2018 (see Note 4 Disposition of SPI China).

There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2018, 2017 and 2016.